Net fee income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Fee income arising from financial assets not at fair value through profit or loss	£ 778	£ 935	£ 883
Fee expense arising from financial liabilities not at fair value through profit or loss	229	221	176
Fee income arising from trust and fiduciary activities	687	709	688
Fee expense arising from trust and fiduciary activities	£ 69	£ 61	£ 68